Leases - Summary of Carrying Amount and Related Depreciation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 181	$ 222
Depreciation	81	90
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	10	49
Depreciation	24	22
Land, Buildings and Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	169	171
Depreciation	56	67
Furniture, Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2	2
Depreciation	$ 1	$ 1